Events after the Reporting Date	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Events after the Reporting Date [Text Block]
16.	Events after the Reporting Date

i)

During January of 2018, the Company announced that it has signed a Binding Term Sheet (“Term Sheet”) with YOFOTO (China) Health Industry Co. Ltd. ("YOFOTO") to form a strategic partnership in Greater China (Mainland China, Hong Kong, Macau, and Taiwan) (the “Territory”).

YOFOTO paid a deposit of USD $650,000 on January 12, 2018 pursuant to the Term Sheet. As part of the Transaction, YOFOTO will receive an exclusive license for RepliCel's tendon regeneration cell therapy (RCT- 01) in development, skin rejuvenation cell therapy (RCS- 01) in development, and its injection technology in development for dermal applications (RCI- 02) (excluding hair-related treatments) for the Territory.

The investment is by way of the purchase of common shares at CDN$0.54 per Share, which is a premium over the 20 -day average market price to reflect the accompanying license to YOFOTO in the Term Sheet. The Company has also agreed to issue share purchase warrants equal to 10% of the number of Shares issued, which warrants will be exercisable at CDN$0.54 per Share for a period of two years.

The Company is currently working towards completion of a definitive agreement. The latest amendment of the Term Sheet was signed on January 31 st 2018 extending the timeline of the signing of the Definitive Agreements to February 28, 2018. Both parties are now currently working together towards signing of the extension of the Term Sheet and the Definitive Agreement. Should the Definitive Agreement not be signed by the Company and YOFOTO, Replicel will have to return the USD $650,000 deposit currently held in escrow and the deal will become unenforceable.

ii)

Subsequent to its year-ended December 31, 2017, the Company also announced its intention to settle debt in the amount of $37,010. (US$30,000) owed by the Company to one creditor by the issuance of 78,745 common shares of the Company at a price of $0.47 per Share.

The proposed debt settlement is subject to the approval of the TSX Venture Exchange and entry into a debt settlement agreement with the creditor.